Employee benefits, restructuring and post-retirement employee benefits provisions	12 Months Ended
Jun. 30, 2022
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Employee benefits, restructuring and post-retirement employee benefits provisions
26    Employee benefits, restructuring and post-retirement employee benefits provisions

	2022	2021
	US$M	US$M
Employee benefits 1	1,351	1,624
Restructuring 2	27	54
Post-retirement employee benefits 3	281	534

Total provisions	1,659	2,212

Comprising:
Current	1,319	1,606
Non-current	340	606

2022	Employee benefits	Restructuring	Post- retirement employee benefits 3	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,624	54	534	2,212
Charge/(credit) for the year:
Underlying	1,424	24	78	1,526
Discounting	–	–	30	30
Net interest expense	–	–	(9)	(9)
Exchange variations	(131)	(1)	(51)	(183)
Released during the year	(58)	(2)	(2)	(62)
Remeasurement gains taken to retained earnings	–	–	(24)	(24)
Utilisation	(1,381)	(43)	(58)	(1,482)
Divestment and demerger of subsidiaries and operations	(128)	(6)	(217)	(351)
Transfers and other movements	1	1	–	2

At the end of the financial year	1,351	27	281	1,659

1	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

2	Total restructuring provisions include provisions for terminations and office closures.

3
The net liability recognised in the Consolidated Balance Sheet includes US$165 million present value of funded defined benefits pension obligation (2021: US$377 million) offset by fair value of defined benefit scheme assets US$(169) million (2021: US$(398) million), US$85 million present value of unfunded defined pension and post-retirement medical benefits obligation (2021: US$321 million) and US$200 million unfunded post-employment benefits obligation in Chile (2021: US$234 million).

Recognition and measurement
Provisions are recognised by the Group when:

•	there is a present legal or constructive obligation as a result of past events

•	it is more likely than not that a permanent outflow of resources will be required to settle the obligation

•	the amount can be reliably estimated and measured at the present value of management’s best estimate of the cash outflow required to settle the obligation at the reporting date

Provision	Description
Employee benefits
Liabilities for benefits accruing to employees up until the reporting date in respect of wages and salaries, annual leave and any accumulating sick leave are recognised in the period the related service is rendered.

Liabilities recognised in respect of short-term employee benefits expected to be settled within 12 months are measured at the amounts expected to be paid when the liabilities are settled.

Liabilities for other long-term employee benefits, including long service leave are measured as the present value of estimated future payments for the services provided by employees up to the reporting date.

Liabilities that are not expected to be settled within 12 months are discounted at the reporting date using market yields of high-quality corporate bonds or government bonds for countries where there is no deep market for corporate bonds. The rates used reflect the terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

In relation to industry-based long service leave funds, the Group’s liability, including obligations for funding shortfalls, is determined after deducting the fair value of dedicated assets of such funds.

Liabilities for short and long-term employee benefits (other than unpaid wages and salaries) are disclosed within employee benefits. Liabilities for unpaid wages and salaries are recognised in other creditors.

Provision	Description
Restructuring
Restructuring provisions are recognised when:

•   the Group has developed a detailed formal plan identifying the business or part of the business concerned, the location and approximate number of employees affected, a detailed estimate of the associated costs, and an appropriate timeline

•   the restructuring has either commenced or been publicly announced and can no longer be withdrawn

Payments that are not expected to be settled within 12 months of the reporting date are measured at the present value of the estimated future cash payments expected to be made by the Group.

Post-retirement employee benefits
Defined contribution pension schemes and multi-employer pension schemes

For defined contribution schemes or schemes operated on an industry-wide basis where it is not possible to identify assets attributable to the participation by the Group’s employees, the pension charge is calculated on the basis of contributions payable. The Group contributed US$324 million during the financial year (2021: US$301 million; 2020: US$243 million) to defined contribution plans and multi-employer defined contribution plans. These contributions are expensed as incurred.

Defined benefit pension and post-retirement medical schemes

The Group operates or participates in a number of defined benefit pension schemes throughout the world, all of which are closed to new entrants. The funding of the schemes complies with local regulations. The assets of the schemes are generally held separately from those of the Group and are administered by trustees or management boards. The Group also operates a number of unfunded post-retirement medical schemes in the United States, Canada and Europe.

For defined benefit schemes, an asset or liability is recognised in the balance sheet based at the present value of defined benefit obligations less, where funded, the fair value of plan assets, except that any such asset cannot exceed the present value of expected refunds from and reductions in future contributions to the plan. Full actuarial valuations are prepared by local actuaries for all schemes, using discount rates based on market yields at the reporting date on high-quality corporate bonds or by reference to national government bonds if high-quality corporate bonds are not available.

Where funded, scheme assets are invested in a diversified range of asset classes, predominantly comprising bonds and equities.